Provisions for liabilities and other charges	6 Months Ended
Jun. 30, 2024
Disclosure of other provisions [abstract]
Provisions for liabilities and other charges
19 Provisions for liabilities and other charges
Movements in provisions for liabilities and other charges are as follows:

In thousands of USD	Uncertain tax positions	Marketplace and consignment goods	Provision for other expenses	Total
Balance as of December 31, 2023	15,288	454	3,191	18,933
Additions	277	—	425	702
Reversals	(875)	(49)	(59)	(983)
Use of provision	(1,324)	—	—	(1,324)
Effect of translation	(1,731)	(97)	(285)	(2,113)
Balance as of June 30, 2024	11,635	308	3,272	15,215
Current	11,635	308	2,818	14,761
Non-current	—	—	454	454
Uncertain tax positions
Uncertain tax positions includes provisions related to VAT for USD1,880 thousand (December 31, 2023: USD3,253 thousand), provisions related to Withholding Tax (WHT) for USD9,117 thousand (December 31, 2023: USD10,758 thousand) and provisions related to other taxes for USD638 thousand (December 31, 2023: USD1,277 thousand). The use of provision pertained to the settlement of tax audits. Provision is calculated based on the detailed review of uncertain tax positions completed by management across the group and in consideration of the probability of a liability arising, within the applicable statute of limitations. These provisions are expected to be utilized or released as a result of the regular tax audits in the Countries where the Group operates.
Marketplace and consignment goods
The provision for marketplace and consignment goods relates to the lost and damaged items, which are to be reimbursed to the sellers. The provision is calculated based on the detailed review of these items, and it is expected that these costs will be incurred in the next financial year.
Provision for other expenses
The provision for other expenses includes the end-of-service gratuity provision of USD454 thousand (December 31, 2023: USD631 thousand) and various litigation and penalty provisions of USD2,818 thousand (December 31, 2023: USD2,561 thousand). The provisions are calculated based on our best estimate considering past experience. Subsequent to the reporting date, USD1.8 million of the provisions were utilized to settle a claim by a regulatory authority.